Expense Example - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor High Income Advantage Fund - Class M
Expense Example:
1 year	$ 517
3 years	769
5 years	1,041
10 years	1,816
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example:
1 year	98
3 years	309
5 years	539
10 years	1,199
Fidelity Advisor High Income Advantage Fund - Class A
Expense Example:
1 year	518
3 years	772
5 years	1,046
10 years	1,827
Fidelity Advisor High Income Advantage Fund - Class C
Expense Example:
1 year	299
3 years	619
5 years	1,065
10 years	2,110
Fidelity Advisor High Income Advantage Fund - Class Z
Expense Example:
1 year	88
3 years	278
5 years	485
10 years	$ 1,082